CASH AT BANK (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
CASH AT BANK (Tables)
Schedule of cash in bank
	September 30, 2021	December 31, 2020
Bank Deposits-China	$766,079	$4,593,943
Bank Deposits-Singapore	628,946	46,660
	$1,395,025	$4,640,603

	December 31, 2020	December 31, 2019
Bank Deposits-China	$4,593,943	5,000,014
Bank Deposits-Singapore	46,660	1,591,114
	4,640,603	6,591,128